Summary of Significant Accounting Policies - Schedule of Estimated Useful Life of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2015
Computer Software and Office and Computer Equipment [Member] | Minimum [Member]
Property plant and equipment useful life	3 years
Computer Software and Office and Computer Equipment [Member] | Maximum [Member]
Property plant and equipment useful life	5 years
Machinery and Equipment, Automobiles, Furniture and Fixtures [Member] | Minimum [Member]
Property plant and equipment useful life	3 years
Machinery and Equipment, Automobiles, Furniture and Fixtures [Member] | Maximum [Member]
Property plant and equipment useful life	10 years
Installed Level 2 Electric Vehicle Charging Stations [Member]
Property plant and equipment useful life	3 years
Installed Level 3 (DC Fast Chargers ("DCFC")) Electric Vehicle Charging Stations [Member]
Property plant and equipment useful life	5 years